Condensed Statements of Operations (Unaudited) (Parentheticals) - Class A Common Stock - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Diluted weighted average shares outstanding	3,362,474	27,600,000	2,256,211	27,600,000	27,454,165	26,087,671
Diluted net income (loss) per share	$ (0.02)	$ 0.06	$ (0.08)	$ 0.27	$ 0.32	$ 0.36